Segment reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	2
Revenue	$ 1,209,661	$ 626,637
Gross profit	687,589	390,513
Income (loss) from operations	175,634	72,437
Net income (loss)	(109,130)	(56,754)
Total assets	3,262,478	2,365,505
Total liabilities	1,453,988	984,717
Held for sale
Disclosure of operating segments [line items]
Total assets	80,583	58,504
Total liabilities	18,472	7,181
Cannabis
Disclosure of operating segments [line items]
Revenue	1,207,344	586,219
Gross profit	685,272	350,095
Income (loss) from operations	258,896	130,949
Net income (loss)	13,919	28,146
Total assets	3,008,325	2,093,338
Total liabilities	866,276	647,136
Non-Cannabis
Disclosure of operating segments [line items]
Revenue	2,317	40,418
Gross profit	2,317	40,418
Income (loss) from operations	(83,262)	(58,512)
Net income (loss)	(123,049)	(84,900)
Total assets	173,570	213,663
Total liabilities	$ 569,240	$ 330,400